SUMMARY OF ACCOUNTING POLICIES - Financial Instruments (Details)	Dec. 31, 2020	Oct. 09, 2020	Aug. 03, 2016
7% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.00%	7.00%	7.00%